Revenue and Expenses	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue and Expenses

Note 21: Revenue and Expenses
Revenue
Our revenue includes net interest income on financial instruments and noninterest income. Table 21.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 20 (Operating Segments).
Table 21.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2024
Net interest income (2)	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income:
Deposit-related fees	2,734	1,180	1,073	24	4	—	5,015
Lending-related fees (2)	92	555	842	11	—	—	1,500
Investment advisory and other asset-based fees (3)	—	84	157	9,534	—	—	9,775
Commissions and brokerage services fees	—	—	368	2,153	—	—	2,521
Investment banking fees	(4)	84	2,675	—	(90)	—	2,665
Card fees:
Card interchange and network revenue (4)	3,567	205	55	4	2	—	3,833
Other card fees (2)	509	—	—	—	—	—	509
Total card fees	4,076	205	55	4	2	—	4,342
Mortgage banking (2)	650	—	410	(13)	—	—	1,047
Net gains (losses) from trading activities (2)	—	(2)	5,091	155	40	—	5,284
Net losses from debt securities (2)	—	—	—	—	(920)	—	(920)
Net gains (losses) from equity securities (2)	(2)	21	19	15	1,017	—	1,070
Lease income (2)	—	532	122	—	577	—	1,231
Other (2)	352	1,023	597	80	499	(1,461)	1,090
Total noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	$36,201	12,778	19,344	15,436	338	(1,801)	82,296
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income:
Deposit-related fees	2,702	998	976	22	(4)	—	4,694
Lending-related fees (2)	117	531	790	8	—	—	1,446
Investment advisory and other asset-based fees (3)	—	74	150	8,446	—	—	8,670
Commissions and brokerage services fees	—	—	317	2,058	—	—	2,375
Investment banking fees	(6)	61	1,738	—	(144)	—	1,649
Card fees:
Card interchange and network revenue (4)	3,540	223	60	4	2	—	3,829
Other card fees (2)	427	—	—	—	—	—	427
Total card fees	3,967	223	60	4	2	—	4,256
Mortgage banking (2)	512	—	329	(12)	—	—	829
Net gains (losses) from trading activities (2)	—	(10)	4,553	162	94	—	4,799
Net gains (losses) from debt securities (2)	—	25	—	—	(15)	—	10
Net losses from equity securities (2)	—	(58)	(4)	(2)	(377)	—	(441)
Lease income (2)	—	644	57	—	536	—	1,237
Other (2)	442	927	727	39	339	(1,776)	698
Total noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	$37,919	13,449	19,191	14,691	(457)	(2,196)	82,597

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(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income:
Deposit-related fees	3,093	1,131	1,068	24	—	—	5,316
Lending-related fees (2)	129	491	769	8	—	—	1,397
Investment advisory and other asset-based fees (3)	—	42	107	8,847	8	—	9,004
Commissions and brokerage services fees	—	—	311	1,931	—	—	2,242
Investment banking fees	(3)	60	1,492	—	(110)	—	1,439
Card fees:
Card interchange and network revenue (4)	3,590	224	60	4	—	—	3,878
Other card fees (2)	477	—	—	—	—	—	477
Total card fees	4,067	224	60	4	—	—	4,355
Mortgage banking (2)	1,100	—	296	(12)	(1)	—	1,383
Net gains (losses) from trading activities (2)	—	(6)	1,886	58	178	—	2,116
Net gains from debt securities (2)	—	5	—	—	146	—	151
Net gains (losses) from equity securities (2)	(5)	64	(5)	(2)	(858)	—	(806)
Lease income (2)	—	710	15	—	544	—	1,269
Other (2)	385	910	510	37	1,285	(1,575)	1,552
Total noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	$35,810	10,920	15,242	14,822	(415)	(2,011)	74,368
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenue types are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $943 million, $904 million, and $989 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(4)The cost of credit card rewards and rebates of $2.7 billion, $2.6 billion and $2.2 billion for the years ended December 31, 2024, 2023 and 2022, respectively, are presented net against the related revenue.
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenue is generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.
DEPOSIT-RELATED FEES are earned in connection with depository accounts for commercial and consumer customers and include fees for account charges, overdraft services, cash network fees, wire transfer and other remittance fees, and safe deposit box fees. Account charges include fees for periodic account maintenance activities and event-driven services such as stop payment fees. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft. Cash network fees are earned for processing ATM transactions, and our obligation is completed upon settlement of ATM transactions. Wire transfer and other remittance fees consist of fees earned for providing funds transfer services and issuing cashier’s checks and money orders. Our obligation is satisfied at the time of the performance of the funds transfer service or upon issuance of the cashier’s check or money order. Safe deposit box fees are generally recognized over time as we provide the services.

INVESTMENT ADVISORY AND OTHER ASSET-BASED FEES are earned for providing brokerage advisory, asset management and trust services.
Fees from advisory account relationships with brokerage customers are charged based on a percentage of the market value of the client’s assets. Services and obligations related to providing investment advice, active management of client assets, and assistance with selecting and engaging a third-party advisory manager are generally satisfied over a month or quarter. Trailing commissions are earned for selling shares to investors and our obligation is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.
Asset management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with AUM and AUA-based fees are generally satisfied over time.
Trust services include acting as a trustee or agent for personal trust and agency assets. Obligations for trust services are generally satisfied over time; however, obligations for activities that are transitional in nature are satisfied at the time of the transaction.

COMMISSIONS AND BROKERAGE SERVICES FEES are earned for providing brokerage services.
Commissions from transactional accounts with brokerage customers are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.
Fees earned from other brokerage services include securities clearance, omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers. Our obligation is satisfied at the time we provide the service which is generally at the time of the transaction.

INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging syndicated loan transactions and performing other advisory services. Our obligation for these services is generally satisfied at closing of the transaction.

CARD FEES include credit and debit card interchange and network revenue and various card-related fees. Credit and debit card interchange and network revenue is earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Our obligation is satisfied concurrently with the delivery of services on a daily basis. Other card fees represent late fees, cash advance fees, balance transfer fees, and annual fees.

Expenses
PERSONNEL EXPENSE. Personnel expense included severance expense of $666 million, $1.5 billion, and $397 million for the years ended December 31, 2024, 2023 and 2022, respectively.

OPERATING LOSSES. Operating losses consist of expenses related to:
•Legal actions such as litigation and regulatory matters. For additional information on legal actions, see Note 13 (Legal Actions);
•Customer remediation activities, which are associated with our efforts to identify areas or instances where customers may have experienced financial harm and provide remediation as appropriate. We have accrued for the probable and estimable costs related to our customer remediation activities, which amounts may change based on additional facts and information, as well as ongoing reviews and communications with our regulators; and
•Other business activities such as deposit overdraft losses, fraud losses, and isolated instances of customer redress.
Table 21.2 provides the components of our operating losses included in our consolidated statement of income.
Table 21.2: Operating Losses

	Year ended December 31,
(in millions)	2024	2023	2022
Legal actions	$290	179	3,308
Customer remediation	722	207	2,691
Other	745	797	985
Total operating losses	$1,757	1,183	6,984

Operating losses may have significant variability given the inherent and unpredictable nature of legal actions and customer remediation activities. The timing and determination of the amount of any associated losses for these matters depends on a variety of factors, some of which are outside of our control.

OTHER EXPENSES. Regulatory Charges and Assessments expense, which is included in other noninterest expense, was $1.4 billion, $3.1 billion, and $860 million in 2024, 2023, and 2022, respectively, and predominantly consisted of Federal Deposit Insurance Corporation (FDIC) deposit assessment expense.
In November 2023, the FDIC finalized a rule to recover losses to the FDIC deposit insurance fund as a result of bank failures in the first half of 2023. Under the rule, the FDIC will collect a special assessment based on an insured depository institution’s estimated amount of uninsured deposits. Upon the FDIC’s finalization of the rule, we expensed an estimated amount of our special assessment of $1.9 billion (pre-tax) in fourth quarter 2023. During 2024, the FDIC provided updates on losses to the deposit insurance fund, which resulted in an additional expense of $243 million (pre-tax) in 2024 for the estimated amount of the special assessment. We expect the ultimate amount of the special assessment may continue to change as the FDIC determines the actual net losses to the deposit insurance fund.